Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure
Employee Benefit Plans
(a) 401(k)/Profit Sharing Plan
Federated offers defined contribution plans to its employees. Its 401(k) plan covers substantially all employees. Under the 401(k) plan, employees can make salary deferral contributions at a rate of 1% to 50% of their annual compensation (as defined in the 401(k) plan), subject to Internal Revenue Code limitations. Federated makes a matching contribution in an amount equal to 100% of the first 2% that each participant defers and 50% of the next 4% of deferral contributions. Forfeitures of unvested matching contributions are used to offset future matching contributions.
Matching contributions to the 401(k) plan recognized in Compensation and related expense amounted to $4.4 million, $4.2 million and $4.0 million for 2013, 2012 and 2011, respectively.
Vesting in Federated’s matching contributions commences once a participant in the 401(k) plan has worked at least 1,000 hours per year for two years. Upon completion of this initial service, 20% of Federated’s contribution included in a participant’s account vests and 20% vests for each of the following four years if the participant works at least 1,000 hours per year. Employees are immediately vested in their 401(k) salary deferral contributions.
A Federated employee becomes eligible to participate in the profit sharing plan if they are employed on the last day of the year and have worked at least 500 hours for the year. The profit sharing plan is a defined contribution plan to which Federated may contribute amounts as authorized by its board of directors. No contributions were made to the profit sharing plan in 2013, 2012 or 2011. At December 31, 2013, the profit sharing plan held 0.5 million shares of Federated Class B common stock.
(b) Employee Stock Purchase Plan
Federated offers an employee stock purchase plan that allows employees to purchase a maximum of 750,000 shares of Class B common stock. Employees may contribute up to 10% of their salary to purchase shares of Federated’s Class B common stock on a quarterly basis at the market price. The shares purchased under this plan may be newly issued shares, treasury shares or shares purchased on the open market. During 2013, 9,851 shares were purchased by employees in this plan and, as of December 31, 2013, a total of 150,451 shares were purchased by employees in this plan on the open market since the plan’s inception in 1998.